Income Tax - income tax (benefit) expense included in profit and loss (Details) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of Income Tax
Total ISR expense	$ 1,124,978	$ 1,154,978	$ 1,084,444
Country of domicile [member]
Disclosure of Income Tax
Current ISR	1,066,160	1,242,553	1,512,721
Deferred ISR	324,415	(33,718)	(157,646)
Total ISR expense	1,390,575	1,208,835	1,355,075
Foreign countries [member]
Disclosure of Income Tax
Current ISR	(1,859)	4,294	198,813
Deferred ISR	(263,738)	(58,151)	(469,444)
Total ISR expense	$ 1,124,978	$ 1,154,978	$ 1,084,444